Annual Total Returns[BarChart] - AST T ROWE PRICE NATURAL RESOURCES PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.92%)	3.62%	15.38%	(8.36%)	(19.25%)	24.61%	10.31%	(16.65%)	16.87%	(2.22%)